CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	CAD ($) shares	Restricted Share Units CAD ($) g	PSUs CAD ($)	PSUs g	PSUs Share	SHARE CAPITAL CAD ($)	SHARE CAPITAL Restricted Share Units CAD ($)	SHARE CAPITAL PSUs CAD ($)	EQUITY RESERVES CAD ($)	EQUITY RESERVES Restricted Share Units CAD ($)	EQUITY RESERVES PSUs CAD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME CAD ($)	ACCUMULATED DEFICIT CAD ($)
Balance, beginning (shares) at Aug. 31, 2019 | shares	156,196,347
Balance, beginning at Aug. 31, 2019	$ 327,006					$ 318,125			$ 17,707			$ (43)	$ (8,783)
At-the-market equity financing, net of issue costs of $3,754 (shares) | shares	37,281,412
At-the-market equity financing, net of issue costs of 3,754 (Note 14 (iii))	$ 99,997					99,997
Share-based compensation (Note 14 (iv))	$ 7,519								7,519
Exercise of stock options (shares) | shares	879,240
Exercise of stock options (Note 14 (iii))	$ 1,069					1,786			(717)
Equity instrument exercised (in shares)		154,062			0
Equity instruments exercised		$ 0					$ 765	$ 0		$ (765)
Foreign currency translation gain (loss), net of tax	93											93
Net loss	$ (136,157)												(136,157)
Balance, end (shares) at Aug. 31, 2020 | shares	194,511,061
Balance, end at Aug. 31, 2020	$ 299,527					420,673			23,744			50	(144,940)
Share-based compensation (Note 14 (iv))	$ 3,612								3,612
Exercise of stock options (shares) | shares	1,691,498
Exercise of stock options (Note 14 (iii))	$ 4,027					6,268			(2,241)
Equity instrument exercised (in shares)		80,491		1,858	1,858
Equity instruments exercised		$ 0	$ 0				$ 382	$ 9		$ (382)	$ (9)
Unit financing, net of issue costs of $3,502 (shares) | shares	37,375,000
Unit financing, net of issue costs of $3,502(Note 14 (iii))	$ 52,747					52,747
Private placement, net of issue costs of $1,174 (shares) | shares	58,336,392
Private placement, net of issue costs of $1,174 (Note 14 (iii))	$ 217,297					217,297
Shares issued related to business combination, net of issue costs (in shares) | shares	5,045,873
Shares issued related to business combination, net of issue costs of $65 (Note 14 (iii) and Note 28)	$ 21,935					21,935
Number of warrants exercised in the period (shares) | shares	1,743,850
Exercise of warrants (Note 14 (iii))	$ 11,492					11,492
Foreign currency translation gain (loss), net of tax	(128)											(128)
Net loss	$ (130,704)												(130,704)
Balance, end (shares) at Aug. 31, 2021 | shares	298,786,023
Balance, end at Aug. 31, 2021	$ 479,805					$ 730,803			$ 24,724			$ (78)	$ (275,644)